REVENUE FROM PRIVATE FUNDS AND ADVISORTY SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	$ 160,088	$ 50,693	[1]
Asset management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	12,431	12,719
Performance fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	110,330	8,909
Performance fees | Tricon US Multi-Family REIT LLC | Discontinued operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	99,865
Development fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	26,826	24,418
Property management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from private funds and advisory services	$ 10,501	$ 4,647

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.